CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCK — 96.4%
	Consumer Discretionary - 7.8%
	Apparel & Textile Products - 1.4%
24,877	Steven Madden Ltd.[1]	$1,051,800

	Home Construction - 3.7%
33,114	Skyline Champion Corporation[1]	2,815,021

	Leisure Facilities & Services - 2.1%
42,855	BJ's Restaurants, Inc.[1]	1,550,494

	Retail - Discretionary - 0.6%
23,961	Victoria's Secret & Company[1]	464,364

	Total Consumer Discretionary	5,881,679

	Consumer Staples - 1.0%
	Food - 1.0%
21,068	The Simply Good Foods Company[1]	716,944

	Energy - 6.2%
	Oil & Gas Producers - 2.8%
31,432	Matador Resources Company	2,098,715

	Oil & Gas Services & Equipment - 3.4%
70,647	ChampionX Corporation	2,535,520

	Total Energy	4,634,235

	Financials - 22.3%
	Banking - 13.7%
53,634	Cadence Bank	1,555,386
289,893	Capitol Federal Financial, Inc.	1,727,762
109,042	Central Pacific Financial Corporation[1]	2,153,580
25,369	First Interstate Bancsystem, Inc., Class A	690,290

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Banking - 13.7% (Continued)
38,170	Hancock Whitney Corporation	$1,757,347
142,530	TFS Financial Corporation	1,790,177
22,842	TrustCo Bank Corporation	643,231
		10,317,773
	Institutional Financial Services - 2.8%
37,758	Moelis & Company, Class A	2,143,522

	Insurance - 3.3%
67,861	Horace Mann Educators Corporation	2,510,178

	Specialty Finance - 2.5%
29,158	Stewart Information Services Corporation	1,897,019

	Total Financials	16,868,492

	Health Care - 4.2%
	Medical Equipment & Devices - 4.2%
84,395	BioLife Solutions, Inc.[1]	1,565,527
24,414	LeMaitre Vascular, Inc.	1,620,113
	Total Health Care	3,185,640

	Industrials - 25.8%
	Commercial Support Services - 4.7%
8,371	Clean Harbors, Inc.[1]	1,685,166
35,368	Stericycle, Inc.[1]	1,865,662
		3,550,828
	Electrical Equipment - 6.9%
106,764	Hayward Holdings, Inc.[1]	1,634,557
24,175	Itron, Inc.[1]	2,236,670
10,753	SPX Technologies, Inc.[1]	1,324,017
		5,195,244

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Engineering & Construction - 3.9%
34,129	Arcosa, Inc.	$2,930,316

	Industrial Support Services - 1.7%
6,544	Applied Industrial Technologies, Inc.	1,292,767

	Machinery - 3.7%
24,602	Cactus, Inc., Class A	1,232,314
95,794	Mueller Water Products, Inc.	1,541,326
		2,773,640
	Transportation & Logistics - 4.9%
50,990	Hub Group, Inc., Class A1	2,203,788
15,747	Kirby Corporation[1]	1,501,004
		3,704,792
	Total Industrials	19,447,587

	Materials - 3.1%
	Chemicals - 3.1%
100,586	Ecovyst, Inc.[1]	1,121,534
10,351	Rogers Corporation[1]	1,228,560
	Total Materials	2,350,094

	Real Estate - 8.8%
	REIT - 8.8%
80,574	COPT Defense Properties	1,947,474
31,615	Terreno Realty Corporation	2,099,236
110,285	Urban Edge Properties	1,904,622
48,616	Xenia Hotels & Resorts, Inc.	729,726
	Total Real Estate	6,681,058

	Technology - 12.7%
	Software - 10.8%
124,483	ACV Auctions, Inc.[1]	2,336,546

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2024 (Unaudited)

Shares		Value
	Software - 10.8% (Continued)
19,932	Agilysys, Inc.[1]	$1,679,470
52,176	Envestnet, Inc.[1]	3,021,513
32,431	Intapp, Inc.[1]	1,112,383
		8,149,912
	Technology Hardware - 1.9%
90,579	Knowles Corporation[1]	1,458,322

	Total Technology	9,608,234

	Utilities - 4.5%
	Gas & Water Utilities - 4.5%
10,180	Chesapeake Utilities Corporation	1,092,314
30,840	Northwest Natural Holdings Company	1,147,865
20,993	SJW Group[1]	1,187,994
	Total Utilities	3,428,173

	TOTAL COMMON STOCK (Cost $59,107,292)	72,802,136

	SHORT-TERM INVESTMENTS — 3.1%
1,168,492	Blackrock Liquidity Funds T-Fund, Institutional Shares, 5.19%[2]	1,168,492
1,168,492	Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%[2]	1,168,492
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,336,984)	2,336,984

	TOTAL INVESTMENTS - 99.5% (Cost $61,444,276)	$75,139,120
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%	392,781
	NET ASSETS - 100.0%	$75,531,901

[1]	Non-income producing security.
[2]	Rate disclosed is the seven day effective yield as of March 31, 2024.

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCK — 98.4%
	Consumer Discretionary - 11.7%
	Apparel & Textile Products - 1.5
85,798	Steven Madden Ltd.[1]	$3,627,539

	Home & Office Products - 1.0%
38,336	SharkNinja Inc[1]	2,387,949

	Home Construction - 3.0%
81,771	Skyline Champion Corporation[1]	6,951,353

	Retail - Discretionary - 6.2%
40,166	Burlington Stores, Inc.[1]	9,326,145
10,390	RH1	3,618,421
76,750	Victoria's Secret & Company[1]	1,487,415
		14,431,981
	Total Consumer Discretionary	27,398,822

	Consumer Staples - 1.0%
	Food - 1.0%
22,212	Lamb Weston Holdings, Inc.	2,366,244

	Energy - 5.3%
	Oil & Gas Producers - 2.5%
89,378	Matador Resources Company	5,967,769

	Oil & Gas Services & Equipment - 2.8%
180,128	ChampionX Corporation	6,464,794

	Total Energy	12,432,563

	Financials - 17.2%
	Banking - 7.0%
170,701	Cadence Bank	4,950,329
376,108	TFS Financial Corporation	4,723,916

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Banking - 7.0% (Continued)
132,952	Webster Financial Corporation	$6,749,973
		16,424,218
	Institutional Financial Services - 4.4%
20,467	Evercore Partners, Inc., Class A	3,941,740
109,747	Moelis & Company, Class A	6,230,337
		10,172,077
	Insurance - 2.9%
179,713	Horace Mann Educators Corporation	6,647,584

	Specialty Finance - 2.9%
111,089	First American Financial Corporation	6,781,983

	Total Financials	40,025,862

	Health Care - 6.0%
	Biotechnology & Pharmaceuticals - 1.0%
142,022	Elanco Animal Health, Inc.[1]	2,312,118

	Medical Equipment & Devices - 5.0%
235,743	BioLife Solutions, Inc.[1]	4,373,033
53,321	Bio-Techne Corporation	3,753,265
52,616	LeMaitre Vascular, Inc.	3,491,598
		11,617,896
	Total Health Care	13,930,014

	Industrials - 22.8%
	Aerospace & Defense - 1.4%
7,607	Teledyne Technologies, Inc.[1]	3,265,837

	Commercial Support Services - 5.5%
30,433	Clean Harbors, Inc.[1]	6,126,467
129,945	Stericycle, Inc.[1]	6,854,599
		12,981,066

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Electrical Equipment - 6.0%
217,488	Hayward Holdings, Inc.[1]	$3,329,741
77,636	Itron, Inc.[1]	7,182,883
77,806	Vontier Corporation[1]	3,529,280
		14,041,904
	Engineering & Construction - 3.0%
81,305	Arcosa, Inc.	6,980,847

	Machinery - 2.2%
28,325	Regal Rexnord Corporation	5,101,333

	Transportation & Logistics - 4.7%
144,139	Hub Group, Inc., Class A1	6,229,688
48,853	Kirby Corporation[1]	4,656,668
		10,886,356
	Total Industrials	53,257,343

	Materials - 8.9%
	Chemicals - 4.0%
95,078	Ashland, Inc.	9,257,745

	Construction Materials - 4.9%
32,656	Advanced Drainage Systems, Inc.	5,624,669
21,816	Eagle Materials, Inc.	5,928,498
		11,553,167
	Total Materials	20,810,912

	Real Estate - 8.4%
	REIT - 8.4%
51,814	Sun Communities, Inc.	6,662,244
121,792	Terreno Realty Corporation	8,086,989
278,130	Urban Edge Properties	4,803,305
	Total Real Estate	19,552,538

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Technology - 12.8%
	Software - 7.6%
185,324	ACV Auctions, Inc.[1]	$3,478,531
79,951	Envestnet, Inc.[1]	4,629,962
22,150	PTC, Inc.[1]	4,185,021
110,650	Tenable Holdings, Inc.[1]	5,469,430
		17,762,944
	Technology Hardware - 1.9%
88,295	Ciena Corporation[1]	4,366,188

	Technology Services – 3.4%
403,171	Clarivate PLC[1,2,3]	2,995,561
15,608	Morningstar, Inc.	4,813,039
		7,808,600

	Total Technology	29,937,732

	Utilities - 4.3%
	Gas & Water Utilities - 4.3%
37,856	Atmos Energy Corporation	4,499,943
197,111	Nisource, Inc.	5,452,090
	Total Utilities	9,952,033

	TOTAL COMMON STOCK (Cost $175,172,719)	229,664,063

	SHORT-TERM INVESTMENTS — 1.8%
2,066,310	Blackrock Liquidity Funds T-Fund, Institutional Shares, 5.19%[4]	2,066,310
2,066,310	Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%[4]	2,066,310
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,132,620)	4,132,620

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 100.2% (Cost $179,305,339)	233,796,683

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2024 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES — 0.8%
	REPURCHASE AGREEMENTS — 0.8%
805,287	With Credit Agricole Corporate & Investment Bank SA: at 5.32%, dated 3/28/24, to be repurchased on 4/1/24, repurchase price $805,763 (collateralized by US Treasury Securities, par values ranging from $87,713 - $171,708, coupon rates ranging from 0.38% to 4.50%, 4/30/25 - 5/15/32; total market value $821,393)	$805,287
1,000,000	With HSBC Securities USA, Inc.: at 5.32%, dated 3/28/24, to be repurchased on 4/1/24, repurchase price $1,000,591 (collateralized by US Treasury Securities, par values ranging from $21,999 - $575,002, coupon rates ranging from 0.63% to 4.00%, 2/15/25 - 2/15/48; total market value $1,020,000)	1,000,000
	TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $1,805,287)	1,805,287

	TOTAL INVESTMENTS - 101.0% (Cost $181,110,626)	$235,601,970	[5]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%	(2,275,245)
	NET ASSETS - 100.0%	$233,326,725

[1]	Non-income producing security.
[2]	PLC – Public Limited Company
[3]	Security partially or fully on loan.
[4]	Rate disclosed is the seven day effective yield as of March 31, 2024.
[5]	At March 31, 2024, the market value of securities on loan for CRM Small/Mid Cap Value Fund was $1,745,901. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCK — 97.1%
	Consumer Discretionary - 7.7%
	Apparel & Textile Products - 1.4%
131,572	Steven Madden Ltd.[1]	$5,562,864

	Home & Office Products - 2.2%
143,909	SharkNinja, Inc[1]	8,964,092

	Retail - Discretionary - 4.1%
46,773	Burlington Stores, Inc.[1]	10,860,223
129,607	Valvoline, Inc.	5,776,584
		16,636,807

	Total Consumer Discretionary	31,163,763

	Energy - 6.2%
	Oil & Gas Producers - 3.2%
317,584	Marathon Oil Corporation	9,000,331
56,216	Matador Resources Company	3,753,542
		12,753,873
	Oil & Gas Services & Equipment - 3.0%
338,161	ChampionX Corporation	12,136,598

	Total Energy	24,890,471

	Financials - 8.9%
	Banking - 5.1%
214,047	Cadence Bank	6,207,363
211,216	Truist Financial Corporation	8,233,200
117,755	Webster Financial Corporation	5,978,421
		20,418,984
	Insurance - 2.3%
54,695	Allstate Corporation	9,462,782

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Specialty Finance - 1.5%
96,228	First American Financial Corporation	$5,874,719

	Total Financials	35,756,485

	Health Care - 2.2%
	Medical Equipment & Devices - 2.2%
123,903	Bio-Techne Corporation	8,721,532

	Industrials - 24.9%
	Aerospace & Defense - 5.2%
21,316	Teledyne Technologies, Inc.[1]	9,151,385
77,785	Woodward, Inc.	11,988,224
		21,139,609
	Commercial Support Services - 2.1%
158,063	Stericycle, Inc.[1]	8,337,823

	Electrical Equipment - 7.4%
59,321	AMETEK, Inc.	10,849,811
418,904	Vontier Corporation[1]	19,001,486
		29,851,297
	Industrial Support Services - 2.0%
40,012	Applied Industrial Technologies, Inc.	7,904,371

	Machinery - 5.3%
64,624	Regal Rexnord Corporation	11,638,783
75,060	Xylem, Inc.	9,700,754
		21,339,537
	Transportation & Logistics - 2.9%
134,635	Canadian Pacific Kansas City Ltd.	11,870,768

	Total Industrials	100,443,405

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Materials - 16.9%
	Chemicals - 9.2%
110,319	Ashland, Inc.	$10,741,762
46,561	Avery Dennison Corporation	10,394,743
153,965	Corteva, Inc.	8,879,162
58,772	RPM International, Inc.	6,990,929
		37,006,596
	Construction Materials - 7.7%
59,786	Advanced Drainage Systems, Inc.	10,297,541
127,368	CRH PLC[2]	10,986,763
16,351	Martin Marietta Materials, Inc.	10,038,533
		31,322,837
	Total Materials	68,329,433

	Real Estate - 7.9%
	Real Estate Services - 2.5%
105,481	CBRE Group, Inc., Class A1	10,256,972

	REIT - 5.4%
73,898	Sun Communities, Inc.	9,501,805
182,168	Terreno Realty Corporation	12,095,955
		21,597,760
	Total Real Estate	31,854,732

	Technology - 17.4%
	Semiconductors - 1.2%
56,005	Microchip Technology, Inc.	5,024,209

	Software – 6.2%
497,069	CCC Intelligent Solutions Holdings, Inc.[1]	5,944,945
49,963	PTC, Inc.[1]	9,440,009
194,231	Tenable Holdings, Inc.[1]	9,600,838
		24,985,792

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Technology Hardware - 2.0%
164,084	Ciena Corporation[1]	$8,113,954

	Technology Services – 8.1%
1,156,512	Clarivate PLC[1,2,3]	8,592,884
210,878	Fidelity National Information Services, Inc.	15,642,931
25,858	Morningstar, Inc.	7,973,831
		32,209,646
	Total Technology	70,333,601

	Utilities - 5.0%
	Gas & Water Utilities - 5.0%
78,567	Atmos Energy Corporation	9,339,259
387,173	Nisource, Inc.	10,709,205
	Total Utilities	20,048,464

	TOTAL COMMON STOCK (Cost $275,353,176)	391,541,886

	SHORT-TERM INVESTMENTS — 2.9%
5,834,628	Blackrock Liquidity Funds T-Fund, Institutional Shares, 5.19%[4]	5,834,628
5,834,629	Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%[4]	5,834,629
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,669,257)	11,669,257

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES - 100.0% (Cost $287,022,433)	403,211,143

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2024 (Unaudited)

Shares		Value
	SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES— 0.3%
	REPURCHASE AGREEMENTS — 0.3%
250,578	With Credit Agricole Corporate & Investment Bank SA: at 5.32%, dated 3/28/24, to be repurchased on 4/1/24, repurchase price $250,726 (collateralized by US Treasury Securities, par values ranging from $27,293 - $53,430, coupon rates ranging from 0.38% to 4.50%, 4/30/25 - 5/15/32; total market value $255,590)	$250,578
1,000,000	With HSBC Securities USA, Inc.: at 5.32%, dated 3/28/24, to be repurchased on 4/1/24, repurchase price $1,000,591 (collateralized by US Treasury Securities, par values ranging from $21,999 - $575,002, coupon rates ranging from 0.63% to 4.00%, 2/15/25 - 2/15/48; total market value $1,020,000)	1,000,000
	TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $1,250,578)	1,250,578

	TOTAL INVESTMENTS - 100.3% (Cost $288,273,011)	$404,461,721	[5]
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,230,042)
	NET ASSETS - 100.0%	$403,231,679

[1]	Non-income producing security.
[2]	PLC- Public Limited Company
[3]	Security Partially or fully on loan.
[4]	Rate disclosed is the seven day effective yield as of March 31, 2024.
[5]	At March 31, 2024, the market value of securities on loan for CRM Mid Cap Value Fund was $1,191,616. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the Fund’s securities lending agent, The Bank of New York Mellon, has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCK — 97.0%
	Consumer Discretionary - 9.2%
	Apparel & Textile Products - 1.4%
8,042	Steven Madden Ltd.[1]	$340,016

	Home & Office Products - 2.2%
8,777	SharkNinja, Inc.[1]	546,719

	Home Construction - 1.4%
4,158	Skyline Champion Corporation[1]	353,472

	Retail - Discretionary - 4.2%
2,847	Burlington Stores, Inc.[1]	661,045
7,909	Valvoline, Inc.	352,504
		1,013,549

	Total Consumer Discretionary	2,253,756

	Consumer Staples - 2.1%
	Household Products - 2.1%
3,268	Estee Lauder Companies, Inc. (The), Class A	503,762

	Energy - 6.6%
	Oil & Gas Producers - 3.6%
30,764	Marathon Oil Corporation	871,852

	Oil & Gas Services & Equipment - 3.0%
20,647	ChampionX Corporation	741,021

	Total Energy	1,612,873

	Financials - 15.5%
	Asset Management - 2.9%
9,688	Charles Schwab Corporation (The)	700,830

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Banking - 6.7%
8,302	Citigroup, Inc.	$525,018
16,295	Truist Financial Corporation	635,180
9,329	Webster Financial Corporation	473,633
		1,633,831
	Institutional Financial Services - 3.5%
6,724	Moelis & Company, Class A	381,721
5,039	Morgan Stanley	474,473
		856,194
	Insurance - 2.4%
3,331	Allstate Corporation	576,296

	Total Financials	3,767,151

	Health Care - 8.0%
	Medical Equipment & Devices - 8.0%
20,063	BioLife Solutions, Inc.[1]	372,169
7,275	Bio-Techne Corporation	512,087
2,434	Danaher Corporation	607,818
6,802	LeMaitre Vascular, Inc.	451,381
	Total Health Care	1,943,455

	Industrials - 12.0%
	Aerospace & Defense - 2.6%
4,111	Woodward, Inc.	633,587

	Machinery - 3.5%
2,379	Crane Company[1]	321,474
4,243	Xylem, Inc.	548,366
		869,840
	Transportation & Logistics - 5.9%
6,576	Canadian Pacific Kansas City Ltd.	579,806
8,945	Kirby Corporation[1]	852,637
		1,432,443
	Total Industrials	2,935,870

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Materials - 12.0%
	Chemicals - 6.5%
6,139	Ashland, Inc.	$597,754
2,270	Avery Dennison Corporation	506,778
8,335	Corteva, Inc.	480,679
		1,585,211
	Construction Materials - 5.5%
4,180	Advanced Drainage Systems, Inc.	719,963
7,153	CRH PLC[1,2]	617,018
		1,336,981
	Total Materials	2,922,192

	Real Estate - 7.4%
	Real Estate Services - 1.6%
3,939	CBRE Group, Inc., Class A1	383,028

	REIT - 5.8%
5,389	Sun Communities, Inc.	692,918
11,108	Terreno Realty Corporation	737,571
		1,430,489
	Total Real Estate	1,813,517

	Technology - 22.1%
	Semiconductors - 3.4%
12,059	Intel Corporation	532,646
3,409	Microchip Technology, Inc.	305,821
		838,467
	Software – 10.1%
32,465	ACV Auctions, Inc.[1]	609,368
30,258	CCC Intelligent Solutions Holdings, Inc.[1]	361,886
9,780	Intapp, Inc.[1]	335,454

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2024 (Unaudited)

Shares		Value
	Software – 10.1% (Continued)
3,058	PTC, Inc.[1]	$577,779
11,856	Tenable Holdings, Inc.[1]	586,042
		2,470,529
	Technology Hardware - 2.0%
10,054	Ciena Corporation[1]	497,170

	Technology Services – 6.6%
90,007	Clarivate PLC[1,2]	668,752
12,504	Fidelity National Information Services, Inc.	927,547
		1,596,299

	Total Technology	5,402,465

	Utilities - 2.1%
	Electric Utilities - 2.1%
8,003	NextEra Energy, Inc.	511,472

	TOTAL COMMON STOCK (Cost $18,526,751)	23,666,513

	SHORT-TERM INVESTMENTS — 3.0%
365,298	Blackrock Liquidity Funds T-Fund, Institutional Shares, 5.19%[3]	365,298
365,298	Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%[3]	365,298
	TOTAL SHORT-TERM INVESTMENTS (Cost $730,596)	730,596

	TOTAL INVESTMENTS - 100.0% (Cost $19,257,347)	$24,397,109
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%[4]	11,996
	NET ASSETS - 100.0%	$24,409,105

[1]	Non-income producing security.
[2]	PLC – Public Limited Company
[3]	Rate disclosed is the seven day effective yield as of March 31, 2024.
[4]	Amount represents less than 0.05%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

Shares		Value
	COMMON STOCK — 94.9%
	Communications - 2.6%
	Internet Media & Services - 2.6%
9,090	Meta Platforms, Inc., Class A1	$4,413,922

	Consumer Discretionary - 14.0%
	Apparel & Textile Products - 1.8%
73,216	Steven Madden Ltd.[1]	3,095,572

	Home & Office Products - 1.6%
44,626	SharkNinja, Inc.[1]	2,779,754

	Home Construction - 3.6%
72,944	Skyline Champion Corporation[1]	6,200,970

	Leisure Facilities & Services - 1.4%
64,294	BJ's Restaurants, Inc.[1]	2,326,157

	Retail - Discretionary - 5.6%
27,471	Burlington Stores, Inc.[1]	6,378,491
5,606	RH1	1,952,346
57,655	Victoria's Secret & Company[1]	1,117,354
		9,448,191
	Total Consumer Discretionary	23,850,644

	Consumer Staples - 3.6%
	Beverages - 2.6%
1,917,688	Becle SAB de CV	4,521,924

	Household Products - 1.0%
10,783	Estee Lauder Companies, Inc. (The), Class A	1,662,199

	Total Consumer Staples	6,184,123

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Energy - 3.3%
	Oil & Gas Producers - 3.3%
90,685	Marathon Oil Corporation	$2,570,013
46,802	Matador Resources Company	3,124,969
	Total Energy	5,694,982

	Financials - 7.1%
	Institutional Financial Services - 2.3%
20,400	Evercore Partners, Inc., Class A	3,928,836

	Insurance – 2.3%
22,050	Allstate Corporation	3,814,870

	Specialty Finance - 2.5%
70,334	First American Financial Corporation	4,293,891

	Total Financials	12,037,597

	Health Care - 3.6%
	Biotechnology & Pharmaceuticals - 1.0%
104,924	Elanco Animal Health, Inc.[1]	1,708,163

	Medical Equipment & Devices - 2.6%
17,502	Danaher Corporation	4,370,599

	Total Health Care	6,078,762

	Industrials - 31.9%
	Aerospace & Defense - 2.2%
24,134	Woodward, Inc.	3,719,532

	Commercial Support Services - 3.2%
27,108	Clean Harbors, Inc.[1]	5,457,111

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Diversified Industrials - 1.6%
15,657	General Electric Company	$2,748,273

	Electrical Equipment - 7.6%
268,376	Hayward Holdings, Inc.[1]	4,108,837
52,609	Itron, Inc.[1]	4,867,384
87,613	Vontier Corporation[1]	3,974,126
		12,950,347
	Engineering & Construction - 5.5%
109,332	Arcosa, Inc.	9,387,246

	Machinery - 2.1%
27,249	Xylem, Inc.	3,521,661

	Transportation & Logistics - 9.7%
80,509	Canadian Pacific Kansas City Ltd.	7,098,480
63,843	Hub Group, Inc., Class A1	2,759,294
36,179	Kirby Corporation[1]	3,448,583
12,911	Union Pacific Corporation	3,175,202
		16,481,559
	Total Industrials	54,265,729

	Materials - 7.4%
	Chemicals - 4.0%
37,490	Ashland, Inc.	3,650,402
13,909	Avery Dennison Corporation	3,105,184
		6,755,586
	Construction Materials - 3.4%
18,994	Advanced Drainage Systems, Inc.	3,271,527
4,143	Martin Marietta Materials, Inc.	2,543,553
		5,815,080
	Total Materials	12,570,666

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Real Estate - 2.7%
	REIT - 2.7%
16,954	Digital Realty Trust, Inc.	$2,442,054
16,699	Sun Communities, Inc.	2,147,157
	Total Real Estate	4,589,211

	Technology - 14.0%
	Semiconductors - 2.5%
628	Astera Labs, Inc.[1]	46,591
25,284	QUALCOMM, Inc.	4,280,581
		4,327,172
	Software – 6.9%
166,744	ACV Auctions, Inc.[1]	3,129,785
81,818	Jamf Holding Corporation[1]	1,501,360
23,493	PTC, Inc.[1]	4,438,768
6,355	Tyler Technologies, Inc.[1]	2,700,939
		11,770,852
	Technology Services - 4.6%
58,362	Fidelity National Information Services, Inc.	4,329,293
7,066	MasterCard, Inc., Class A	3,402,774
		7,732,067
	Total Technology	23,830,091

	Utilities - 4.7%
	Electric Utilities - 2.8%
73,150	NextEra Energy, Inc.	4,675,016

	Gas & Water Utilities - 1.9%
27,824	Atmos Energy Corporation	3,307,439

	Total Utilities	7,982,455

	TOTAL COMMON STOCK (Cost $121,149,013)	161,498,182

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUND — 2.3%
	EQUITY - 2.3%
42,151	SPDR S&P Biotech ETF[2,3] (Cost $3,671,477)	3,999,708

	SHORT-TERM INVESTMENTS — 6.9%
5,829,748	Blackrock Liquidity Funds T-Fund, Institutional Shares, 5.19%[4]	5,829,748
5,829,748	Federated Hermes Treasury Obligations Fund, Institutional Shares, 5.17%[4]	5,829,748
	TOTAL SHORT-TERM INVESTMENTS (Cost $11,659,496)	11,659,496

	TOTAL INVESTMENTS IN SECURITIES - 104.1% (Cost $136,479,986)	177,157,386

	COMMON STOCK SOLD SHORT — (36.8)%
	Communications - (1.7)%
	Advertising & Marketing - (0.9)%
(14,930)	Omnicom Group, Inc.	(1,444,627)

	Entertainment Content - (0.1)%
(19,621)	Paramount Global, Class B	(230,939)

	Telecommunications - (0.7)%
(65,422)	AT&T, Inc.	(1,151,427)

	Total Communications	(2,826,993)

	Consumer Discretionary - (6.0)%
	Consumer Services - (1.7)%
(159,488)	Perdoceo Education Corporation	(2,800,609)

	Leisure Facilities & Services - (1.5)%
(19,184)	Dutch Bros, Inc.	(633,072)
(12,037)	Hyatt Hotels Corporation, Class A	(1,921,346)
		(2,554,418)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Retail - Discretionary - (2.8)%
(6,175)	Abercrombie & Fitch Company, Class A	$(773,913)
(36,046)	Bath & Body Works, Inc.	(1,803,021)
(11,809)	Caleres, Inc.	(484,523)
(74,562)	EVgo, Inc.	(187,151)
(21,996)	Kohl's Corporation	(641,183)
(20,878)	Lovesac Company (The)	(471,843)
(2,820)	Pandora A/S	(454,558)
		(4,816,192)
	Total Consumer Discretionary	(10,171,219)

	Consumer Staples - (3.6)%
	Food - (0.4)%
(37,870)	WK Kellogg Company	(711,956)

	Retail - Consumer Staples - (3.2)%
(43,069)	Kroger Company (The)	(2,460,532)
(45,332)	Sprouts Farmers Market, Inc.	(2,923,007)
		(5,383,539)
	Total Consumer Staples	(6,095,495)

	Energy - (1.2)%
	Renewable Energy - (1.2)%
(13,258)	EnerSys	(1,252,350)
(45,961)	Fluence Energy, Inc.	(796,964)
	Total Energy	(2,049,314)

	Financials - (2.4)%
	Banking - (0.7)%
(26,940)	Bank OZK	(1,224,692)

	Insurance - (0.5)%
(30,641)	Trupanion, Inc.	(845,998)

	Specialty Finance - (1.2)%
(53,651)	Arbor Realty Trust, Inc.	(710,876)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Specialty Finance - (1.2)% (Continued)
(22,324)	Blackstone Mortgage Trust, Inc., Class A	$(444,471)
(1,590)	Credit Acceptance Corporation	(876,965)
		(2,032,312)
	Total Financials	(4,103,002)

	Health Care - (1.2)%
	Health Care Facilities & Services - (0.5)%
(7,245)	Ensign Group, Inc. (The)	(901,423)

	Medical Equipment & Devices - (0.7)%
(3,435)	Bio-Rad Laboratories, Inc., Class A	(1,188,063)

	Total Health Care	(2,089,486)

	Industrials - (13.6)%
	Aerospace & Defense - (0.8)%
(30,776)	Bombardier, Inc.	(1,321,322)

	Diversified Industrials - (0.6)%
(12,645)	Pentair PLC[5]	(1,080,389)

	Electrical Equipment - (5.5)%
(10,675)	Acuity Brands, Inc.	(2,868,693)
(11,055)	Advanced Energy Industries, Inc.	(1,127,389)
(20,412)	Blink Charging Company	(61,440)
(93,958)	Bloom Energy Corporation, Class A	(1,056,088)
(27,119)	Carrier Global Corporation	(1,576,427)
(84,861)	ChargePoint Holdings, Inc.	(161,236)
(9,627)	Generac Holdings, Inc.	(1,214,350)
(43,676)	Signify	(1,346,559)
		(9,412,182)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Shares		Value
	Industrial Intermediate Products - (2.0)%
(82,132)	Hillman Solutions Corporation	$(873,884)
(32,160)	Mueller Industries, Inc.	(1,734,389)
(3,571)	Valmont Industries, Inc.	(815,188)
		(3,423,461)
	Industrial Support Services - (1.9)%
(79,256)	Resideo Technologies, Inc.	(1,776,919)
(2,054)	United Rentals, Inc.	(1,481,160)
		(3,258,079)
	Machinery - (1.8)%
(15,537)	Franklin Electric Company, Inc.	(1,659,507)
(11,253)	Oshkosh Corporation	(1,403,362)
		(3,062,869)
	Transportation & Logistics - (1.0)%
(7,674)	Old Dominion Freight Line, Inc.	(1,682,985)

	Total Industrials	(23,241,287)

	Materials - (0.6)%
	Metals & Mining - (0.6)%
(3,875)	Encore Wire Corporation	(1,018,273)

	Real Estate - (0.4)%
	Real Estate Services - (0.4)%
(58,091)	eXp World Holdings, Inc.	(600,080)

	Technology - (5.7)%
	Semiconductors - (1.3)%
(7,354)	Axcelis Technologies, Inc.	(820,118)
(26,571)	Kulicke & Soffa Industries, Inc.	(1,336,787)
		(2,156,905)
	Software - (1.9)%
(63,501)	Evolent Health, Inc., Class A	(2,082,198)
(7,451)	Qualys, Inc.	(1,243,348)
		(3,325,546)

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Concluded)

March 31, 2024 (Unaudited)

Shares		Value
	Technology Hardware - (0.9)%
(30,163)	Cisco Systems, Inc.	$(1,505,435)

	Technology Services - (1.6)%
(49,179)	DXC Technology Company	(1,043,087)
(8,803)	International Business Machines Corporation	(1,681,021)
		(2,724,108)
	Total Technology	(9,711,994)

	COMMON STOCKS SOLD SHORT — (36.8)% (Continued)
	Utilities - (0.4)%
	Electric Utilities - (0.4)%
(21,116)	Avangrid, Inc.	(769,467)

	TOTAL COMMON STOCK SOLD SHORT - (Proceeds - $58,585,361)	(62,676,610)

	ASSETS IN EXCESS OF OTHER LIABILITIES - 32.7%	55,725,186
	NET ASSETS - 100.0%	$170,205,962

[1]	Non-income producing security.
[2]	SPDR - Standard & Poor's Depositary Receipt
[3]	ETF - Exchange-Traded Fund
[4]	Rate disclosed is the seven day effective yield as of March 31, 2024.
[5]	PLC – Public Limited Company

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

OTC Total return swap agreements outstanding at March 31, 2024:

Counterparty	Financing Rate(1)	Termination Date	Long (Short) Notional Amount(2)	Reference Entity	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Morgan Stanley	5.98% (Fed Funds Rate + 0.65%)	3/25/2025	$2,251,633	Eagle Materials, Inc.	$2,116,547	$-	$2,116,547
Morgan Stanley	5.98% (Fed Funds Rate + 0.65%)	3/25/2025	5,810,715	Microsoft Corporation	697,255	-	697,255
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(764,725)	Morgan Stanley Custom Swap (MSCMS994) Index(3)	(27,261)	-	(27,261)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(765,247)	Morgan Stanley Custom Swap (MSCMS995) Index(3)	(17,373)	-	(17,373)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(780,225)	Morgan Stanley Custom Swap (MSCMS996) Index(3)	4,626	-	4,626
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(776,079)	Morgan Stanley Custom Swap (MSCMS997) Index(3)	(22,218)	-	(22,218)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(774,895)	Morgan Stanley Custom Swap (MSCMS998) Index(3)	(4,405)	-	(4,405)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(770,737)	Morgan Stanley Custom Swap (MSCMS999) Index(3)	(1,099)	-	(1,099)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(766,607)	Morgan Stanley Custom Swap (MSCM1000) Index(3)	(12,492)	-	(12,492)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(766,450)	Morgan Stanley Custom Swap (MSCM1001) Index(3)	(12,192)	-	(12,192)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(763,725)	Morgan Stanley Custom Swap (MSCM1002) Index(3)	1,322	-	1,322
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(769,003)	Morgan Stanley Custom Swap (MSCM1003) Index(3)	(19,066)	-	(19,066)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(760,560)	Morgan Stanley Custom Swap (MSCM1004) Index(3)	(28,431)	-	(28,431)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(768,182)	Morgan Stanley Custom Swap (MSCM1005) Index(3)	(17,198)	-	(17,198)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(764,382)	Morgan Stanley Custom Swap (MSCM1006) Index(3)	(44,162)	-	(44,162)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(773,930)	Morgan Stanley Custom Swap (MSCM1007) Index(3)	(13,335)	-	(13,335)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(778,301)	Morgan Stanley Custom Swap (MSCM1008) Index(3)	(4,266)	-	(4,266)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(781,316)	Morgan Stanley Custom Swap (MSCM1009) Index(3)	(9,543)	-	(9,543)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(776,808)	Morgan Stanley Custom Swap (MSCM1010) Index(3)	(10,641)	-	(10,641)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(777,979)	Morgan Stanley Custom Swap (MSCM1011) Index(3)	(11,908)	-	(11,908)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(776,585)	Morgan Stanley Custom Swap (MSCM1012) Index(3)	(11,158)	-	(11,158)
Morgan Stanley	4.88% (Fed Funds Rate - 0.45%)	7/31/2024	(781,371)	Morgan Stanley Custom Swap (MSCM1013) Index(3)	503	-	503
Total Unrealized Appreciation							$2,820,253
Total Unrealized (Depreciation)							$(266,748)
Total					$2,553,505	$-	$2,553,505

(1)	Paid monthly.
(2)	Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed -upon floating rate financing rate.
(3)	See the tables below for the swap constituents.

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS994) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Target Corporation	77	$13,649	1.72%
Kroger Company (The)	237	13,564	1.71%
PACCAR, Inc.	106	13,159	1.66%
General Motors Company	287	13,035	1.65%
Caterpillar, Inc.	35	12,924	1.63%
Cummins, Inc.	44	12,920	1.63%
Constellation Brands, Inc.	47	12,880	1.63%
Cintas Corporation	19	12,873	1.63%
Progress Software Corporation	62	12,851	1.62%
Hubbell, Inc.	31	12,842	1.62%
General Mills, Inc.	184	12,841	1.62%
Allstate Corporation (The)	74	12,775	1.61%
Capital One Financial Corporation	86	12,744	1.61%
Eaton Corporation PLC	41	12,744	1.61%
Motorola Solutions, Inc.	36	12,655	1.60%
Dollar General Corporation	81	12,650	1.60%
CVS Health Corporation	158	12,632	1.59%
Canadian Imperial Bank of Commerce	249	12,625	1.59%
HCA Healthcare, Inc.	38	12,603	1.59%
Ford Motor Company	947	12,574	1.59%
Mettler-Toledo International, Inc.	9	12,572	1.59%
Emerson Electric Company	110	12,503	1.58%
PepsiCo, Inc.	71	12,467	1.57%
Agilent Technologies, Inc.	86	12,457	1.57%
Fastenal Company	161	12,445	1.57%
Sherwin-Williams Company (The)	35	12,321	1.56%
W. W. Grainger, Inc.	12	12,309	1.55%
Extra Space Storage, Inc.	84	12,282	1.55%
Church & Dwight Company, Inc.	118	12,271	1.55%
AT&T, Inc.	696	12,245	1.55%
CDW Corporation	48	12,236	1.55%
Realty Income Corporation	226	12,228	1.54%
O'Reilly Automotive, Inc.	11	12,228	1.54%
Genuine Parts Company	79	12,226	1.54%
Moody's Corporation	31	12,201	1.54%
Hershey Company (The)	63	12,191	1.54%
General Dynamics Corporation	43	12,177	1.54%
Westinghouse Air Brake Technologies Corporation	83	12,144	1.53%
Tractor Supply Company	46	12,121	1.53%
Blackstone, Inc.	92	12,106	1.53%
Ecolab, Inc.	52	12,096	1.53%
Restaurant Brands International, Inc.	152	12,052	1.52%
Rockwell Automation, Inc.	41	12,037	1.52%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Waters Corporation	35	$12,016	1.52%
Iron Mountain, Inc.	150	12,014	1.52%
LyondellBasell Industries N.V. - Class A	117	12,013	1.52%
Home Depot, Inc. (The)	31	11,871	1.50%
Sysco Corporation	145	11,809	1.49%
United Parcel Service - Class B	79	11,808	1.49%
Cardinal Health, Inc.	105	11,770	1.49%
Automatic Data Processing, Inc.	47	11,713	1.48%
Old Dominion Freight Line, Inc.	53	11,676	1.47%
Marvell Technology, Inc.	164	11,650	1.47%
Costco Wholesale Corporation	16	11,600	1.46%
Darden Restaurants, Inc.	69	11,533	1.46%
Prologis, Inc.	88	11,509	1.45%
J.B. Hunt Transport Services, Inc.	57	11,375	1.44%
Steris Corporation	51	11,369	1.44%
McDonald's Corporation	40	11,362	1.43%
Starbucks Corporation	124	11,343	1.43%
Ulta Beauty, Inc.	21	11,227	1.42%
Apple, Inc.	65	11,174	1.41%
ON Semiconductor Corporation	149	10,977	1.39%
Cognizant Technology Solutions Corporation	149	10,924	1.38%
Lululemon Athletica, Inc.	25	9,851	1.24%
		$792,039	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS995) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
West Company, Inc.	305	$120,634	15.42%
Align Technology, Inc.	365	119,531	15.27%
Agilent Technologies, Inc.	786	114,241	14.60%
Pfizer, Inc.	4,113	114,128	14.58%
Amgen, Inc.	390	110,913	14.17%
Ulta Beauty, Inc.	199	103,968	13.29%
ON Semiconductor Corporation	1,348	99,128	12.67%
		$782,543	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS996) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Target Corporation	734	$130,036	16.76%
Capital One Financial Corporation	812	120,904	15.59%
Rockwell Automation, Inc.	383	111,639	14.39%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Extra Space Storage, Inc.	749	$110,069	14.19%
Ulta Beauty, Inc.	202	105,648	13.62%
ON Semiconductor Corporation	1,382	101,678	13.11%
Lululemon Athletica, Inc.	245	95,696	12.34%
		$775,670	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS997) Index total return swap with Morgan Stanley Bank as of December 31, 2023, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Kroger Company (The)	777	$44,400	5.56%
West Company, Inc.	109	43,236	5.42%
Constellation Brands, Inc.	155	42,115	5.28%
Align Technology, Inc.	128	42,105	5.27%
General Mills, Inc.	596	41,736	5.23%
Discover Financial Services	317	41,569	5.21%
PepsiCo, Inc.	237	41,533	5.20%
Pfizer, Inc.	1,475	40,917	5.13%
Target Corporation	228	40,424	5.06%
Hershey Company (The)	205	39,878	5.00%
Ecolab, Inc.	172	39,744	4.98%
Church & Dwight Company, Inc.	377	39,361	4.93%
Sysco Corporation	483	39,228	4.91%
Old Dominion Freight Line, Inc.	179	39,219	4.91%
Rockwell Automation, Inc.	134	38,943	4.88%
Dollar General Corporation	248	38,756	4.85%
United Parcel Service - Class B	257	38,190	4.78%
ON Semiconductor Corporation	499	36,737	4.60%
Ulta Beauty, Inc.	70	36,595	4.58%
Lululemon Athletica, Inc.	86	33,678	4.22%
		$798,364	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS998) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Kroger Company (The)	802	$45,802	5.88%
Discover Financial Services	339	44,442	5.70%
Capital One Financial Corporation	298	44,400	5.70%
Caterpillar, Inc.	121	44,194	5.67%
PACCAR, Inc.	351	43,431	5.57%
Canadian Imperial Bank of Commerce	825	41,849	5.37%
Emerson Electric Company	369	41,813	5.37%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Sherwin-Williams Company (The)	120	$41,783	5.36%
LyondellBasell Industries N.V. - Class A	405	41,439	5.32%
Target Corporation	233	41,335	5.30%
Old Dominion Freight Line, Inc.	186	40,773	5.23%
Rockwell Automation, Inc.	139	40,500	5.20%
J.B. Hunt Transport Services, Inc.	203	40,363	5.18%
Iron Mountain, Inc.	503	40,363	5.18%
United Parcel Service - Class B	265	39,439	5.06%
Ulta Beauty, Inc.	74	38,602	4.95%
ON Semiconductor Corporation	522	38,356	4.92%
Marvell Technology, Inc.	497	35,261	4.52%
Lululemon Athletica, Inc.	90	35,255	4.52%
		$779,400	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCMS999) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Cummins, Inc.	153	$44,937	5.82%
PACCAR, Inc.	355	43,995	5.70%
Capital One Financial Corporation	295	43,915	5.69%
Discover Financial Services	334	43,797	5.67%
Caterpillar, Inc.	119	43,728	5.66%
Target Corporation	237	41,942	5.43%
Kroger Company (The)	732	41,808	5.42%
Emerson Electric Company	368	41,756	5.41%
Canadian Imperial Bank of Commerce	821	41,651	5.40%
Fastenal Company	535	41,242	5.34%
Rockwell Automation, Inc.	138	40,212	5.21%
Iron Mountain, Inc.	501	40,194	5.21%
Old Dominion Freight Line, Inc.	183	40,192	5.21%
J.B. Hunt Transport Services, Inc.	201	39,990	5.18%
United Parcel Service - Class B	265	39,335	5.10%
Ulta Beauty, Inc.	74	38,716	5.02%
ON Semiconductor Corporation	489	35,995	4.66%
Lululemon Athletica, Inc.	89	34,684	4.49%
Marvell Technology, Inc.	477	33,820	4.38%
		$771,909	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1000) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Cummins, Inc.	143	$42,174	5.41%
Capital One Financial Corporation	280	41,712	5.35%
Discover Financial Services	317	41,562	5.34%
PACCAR, Inc.	335	41,543	5.33%
Caterpillar, Inc.	113	41,532	5.33%
Target Corporation	227	40,142	5.15%
Emerson Electric Company	349	39,586	5.08%
Old Dominion Freight Line, Inc.	180	39,372	5.05%
Canadian Imperial Bank of Commerce	775	39,313	5.05%
Kroger Company (The)	687	39,242	5.04%
Fastenal Company	508	39,213	5.03%
Sherwin-Williams Company (The)	113	39,194	5.03%
Costco Wholesale Corporation	53	38,820	4.98%
J.B. Hunt Transport Services, Inc.	192	38,186	4.90%
Rockwell Automation, Inc.	131	38,020	4.88%
Iron Mountain, Inc.	472	37,897	4.86%
United Parcel Service - Class B	250	37,114	4.76%
Marvell Technology, Inc.	510	36,131	4.64%
ON Semiconductor Corporation	487	35,815	4.60%
Lululemon Athletica, Inc.	84	32,621	4.19%
		$779,189	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1001) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Capital One Financial Corporation	613	$91,283	11.72%
Discover Financial Services	696	91,274	11.72%
Align Technology, Inc.	276	90,353	11.60%
Target Corporation	505	89,505	11.49%
Costco Wholesale Corporation	119	87,094	11.19%
Rockwell Automation, Inc.	298	86,838	11.15%
Canadian Imperial Bank of Commerce	1,712	86,823	11.15%
Marvell Technology, Inc.	1,173	83,153	10.68%
Lululemon Athletica, Inc.	185	72,444	9.30%
		$778,767	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1002) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Capital One Financial Corporation	911	$135,654	17.79%
Target Corporation	763	135,152	17.73%
Rockwell Automation, Inc.	450	131,154	17.20%
Costco Wholesale Corporation	173	127,063	16.66%
Marvell Technology, Inc.	1,781	126,215	16.55%
Lululemon Athletica, Inc.	275	107,301	14.07%
		$762,539	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1003) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
General Motors Company	348	$15,764	2.00%
Cintas Corporation	22	15,426	1.96%
Western Digital Corporation	224	15,285	1.94%
Cummins, Inc.	52	15,259	1.94%
Allstate Corporation (The)	87	15,125	1.92%
Ford Motor Company	1,131	15,024	1.91%
Caterpillar, Inc.	41	15,015	1.90%
PACCAR, Inc.	121	14,950	1.90%
General Mills, Inc.	212	14,830	1.88%
PepsiCo, Inc.	85	14,817	1.88%
W. W. Grainger, Inc.	14	14,606	1.85%
Blackstone, Inc.	111	14,579	1.85%
Eaton Corporation PLC	47	14,574	1.85%
International Flavors & Fragrances, Inc.	169	14,569	1.85%
Hubbell, Inc.	35	14,538	1.84%
HCA Healthcare, Inc.	43	14,500	1.84%
Progress Software Corporation	70	14,491	1.84%
Realty Income Corporation	268	14,482	1.84%
Motorola Solutions, Inc.	41	14,455	1.83%
Sherwin-Williams Company (The)	42	14,432	1.83%
Constellation Brands, Inc.	53	14,422	1.83%
Amgen, Inc.	51	14,417	1.83%
CDW Corporation	56	14,397	1.83%
Fastenal Company	186	14,386	1.82%
Emerson Electric Company	127	14,384	1.82%
General Dynamics Corporation	51	14,357	1.82%
West Company, Inc.	36	14,356	1.82%
Ecolab, Inc.	62	14,350	1.82%
AT&T, Inc.	814	14,328	1.82%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Westinghouse Air Brake Technologies Corporation	98	$14,326	1.82%
Automatic Data Processing, Inc.	57	14,311	1.82%
Align Technology, Inc.	44	14,310	1.82%
Mettler-Toledo International, Inc.	11	14,269	1.81%
Kroger Company (The)	250	14,257	1.81%
NetApp, Inc.	136	14,236	1.81%
Canadian Imperial Bank of Commerce	281	14,227	1.80%
Old Dominion Freight Line, Inc.	65	14,149	1.79%
Moody's Corporation	36	14,139	1.79%
Sysco Corporation	174	14,109	1.79%
Cardinal Health, Inc.	126	14,098	1.79%
LyondellBasell Industries N.V. - Class A	138	14,073	1.79%
Apple, Inc.	82	14,023	1.78%
Iron Mountain, Inc.	175	14,014	1.78%
Extra Space Storage, Inc.	95	13,915	1.76%
Hershey Company (The)	71	13,895	1.76%
Church & Dwight Company, Inc.	133	13,847	1.76%
J.B. Hunt Transport Services, Inc.	69	13,840	1.76%
Pfizer, Inc.	496	13,762	1.75%
Agilent Technologies, Inc.	95	13,753	1.75%
Waters Corporation	40	13,696	1.74%
Prologis, Inc.	105	13,668	1.73%
Steris Corporation	60	13,458	1.71%
United Parcel Service - Class B	90	13,440	1.70%
Cognizant Technology Solutions Corporation	182	13,317	1.69%
ON Semiconductor Corporation	175	12,884	1.63%
		$788,134	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1004) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
General Motors Company	291	$13,199	1.67%
Cummins, Inc.	43	12,812	1.62%
Ford Motor Company	949	12,600	1.60%
Cintas Corporation	18	12,505	1.59%
Allstate Corporation (The)	72	12,441	1.58%
PACCAR, Inc.	99	12,325	1.56%
Marvell Technology, Inc.	173	12,294	1.56%
Caterpillar, Inc.	34	12,283	1.56%
Capital One Financial Corporation	82	12,239	1.55%
General Mills, Inc.	175	12,234	1.55%
PepsiCo, Inc.	70	12,173	1.54%
International Flavors & Fragrances, Inc.	140	12,078	1.53%
Blackstone, Inc.	92	12,065	1.53%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Realty Income Corporation	222	$12,002	1.52%
Amgen, Inc.	42	12,001	1.52%
CVS Health Corporation	150	11,962	1.52%
Constellation Brands, Inc.	44	11,941	1.51%
Eaton Corporation PLC	38	11,934	1.51%
Rockwell Automation, Inc.	41	11,925	1.51%
Dollar General Corporation	76	11,919	1.51%
CDW Corporation	46	11,894	1.51%
Sherwin-Williams Company (The)	34	11,886	1.51%
Motorola Solutions, Inc.	33	11,872	1.51%
Align Technology, Inc.	36	11,859	1.50%
AT&T, Inc.	674	11,859	1.50%
Westinghouse Air Brake Technologies Corporation	81	11,854	1.50%
Hubbell, Inc.	29	11,838	1.50%
Tractor Supply Company	45	11,816	1.50%
Canadian Imperial Bank of Commerce	233	11,813	1.50%
Kroger Company (The)	206	11,796	1.50%
Old Dominion Freight Line, Inc.	54	11,785	1.49%
NetApp, Inc.	112	11,780	1.49%
Iron Mountain, Inc.	147	11,778	1.49%
Emerson Electric Company	104	11,774	1.49%
Ecolab, Inc.	51	11,771	1.49%
HCA Healthcare, Inc.	35	11,770	1.49%
Automatic Data Processing, Inc.	47	11,767	1.49%
W. W. Grainger, Inc.	12	11,757	1.49%
General Dynamics Corporation	42	11,756	1.49%
Mettler-Toledo International, Inc.	9	11,754	1.49%
Moody's Corporation	30	11,749	1.49%
Fastenal Company	152	11,746	1.49%
Progress Software Corporation	57	11,742	1.49%
LyondellBasell Industries N.V. - Class A	115	11,722	1.49%
Home Depot, Inc. (The)	31	11,716	1.49%
Genuine Parts Company	75	11,692	1.48%
Cardinal Health, Inc.	104	11,667	1.48%
Sysco Corporation	143	11,626	1.47%
O'Reilly Automotive, Inc.	10	11,584	1.47%
J.B. Hunt Transport Services, Inc.	58	11,521	1.46%
Waters Corporation	33	11,483	1.46%
McDonald's Corporation	41	11,470	1.45%
Agilent Technologies, Inc.	79	11,466	1.45%
Church & Dwight Company, Inc.	110	11,453	1.45%
Hershey Company (The)	59	11,428	1.45%
Starbucks Corporation	125	11,427	1.45%
Prologis, Inc.	88	11,415	1.45%
Apple, Inc.	66	11,360	1.44%
West Company, Inc.	29	11,356	1.44%
Pfizer, Inc.	407	11,306	1.43%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Restaurant Brands International, Inc.	141	$11,167	1.42%
Darden Restaurants, Inc.	67	11,153	1.41%
Steris Corporation	49	11,128	1.41%
United Parcel Service - Class B	74	11,069	1.40%
Cognizant Technology Solutions Corporation	150	11,002	1.39%
ON Semiconductor Corporation	149	10,923	1.38%
Ulta Beauty, Inc.	20	10,598	1.34%
		$789,080	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1005) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Capital One Financial Corporation	566	$84,248	10.73%
Discover Financial Services	638	83,621	10.65%
Target Corporation	467	82,767	10.54%
Marvell Technology, Inc.	1,147	81,299	10.35%
International Flavors & Fragrances, Inc.	926	79,607	10.13%
Rockwell Automation, Inc.	273	79,554	10.13%
Kroger Company (The)	1,368	78,164	9.95%
Costco Wholesale Corporation	106	77,440	9.86%
United Parcel Service - Class B	500	74,329	9.46%
Lululemon Athletica, Inc.	165	64,445	8.20%
		$785,474	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1006) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Capital One Financial Corporation	1,126	$167,607	20.72%
Discover Financial Services	1,274	167,048	20.66%
Rockwell Automation, Inc.	551	160,657	19.87%
International Flavors & Fragrances, Inc.	1,830	157,390	19.46%
Kroger Company (The)	2,730	155,966	19.29%
		$808,668	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1007) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Cintas Corporation	20	$13,881	1.76%
General Motors Company	306	13,855	1.76%
Marvell Technology, Inc.	195	13,816	1.75%
Ford Motor Company	1,031	13,692	1.74%
Allstate Corporation (The)	78	13,514	1.72%
Blackstone, Inc.	102	13,438	1.71%
Cummins, Inc.	45	13,298	1.69%
Amgen, Inc.	47	13,269	1.68%
Hubbell, Inc.	32	13,268	1.68%
Realty Income Corporation	243	13,169	1.67%
Caterpillar, Inc.	36	13,131	1.67%
International Flavors & Fragrances, Inc.	153	13,131	1.67%
Align Technology, Inc.	40	13,111	1.66%
Eaton Corporation PLC	42	13,089	1.66%
Sherwin-Williams Company (The)	38	13,087	1.66%
CDW Corporation	51	13,080	1.66%
Motorola Solutions, Inc.	37	13,019	1.65%
Westinghouse Air Brake Technologies Corporation	89	13,000	1.65%
AT&T, Inc.	739	13,000	1.65%
LyondellBasell Industries N.V. - Class A	127	12,993	1.65%
PACCAR, Inc.	105	12,985	1.65%
Automatic Data Processing, Inc.	52	12,973	1.65%
Mettler-Toledo International, Inc.	10	12,961	1.65%
CVS Health Corporation	162	12,958	1.65%
Tractor Supply Company	49	12,947	1.64%
Canadian Imperial Bank of Commerce	255	12,934	1.64%
General Mills, Inc.	185	12,930	1.64%
Emerson Electric Company	114	12,925	1.64%
PepsiCo, Inc.	74	12,919	1.64%
Prologis, Inc.	99	12,917	1.64%
NetApp, Inc.	123	12,886	1.64%
Ecolab, Inc.	56	12,880	1.64%
W. W. Grainger, Inc.	13	12,880	1.64%
Moody's Corporation	33	12,873	1.63%
Dollar General Corporation	82	12,850	1.63%
Fastenal Company	166	12,837	1.63%
Kroger Company (The)	225	12,828	1.63%
Constellation Brands, Inc.	47	12,824	1.63%
Home Depot, Inc. (The)	33	12,822	1.63%
General Dynamics Corporation	45	12,808	1.63%
HCA Healthcare, Inc.	38	12,799	1.63%
Progress Software Corporation	62	12,764	1.62%
Pfizer, Inc.	459	12,737	1.62%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
West Company, Inc.	32	$12,683	1.61%
Genuine Parts Company	82	12,670	1.61%
Sysco Corporation	156	12,659	1.61%
Starbucks Corporation	138	12,654	1.61%
McDonald's Corporation	45	12,641	1.61%
O'Reilly Automotive, Inc.	11	12,618	1.60%
Church & Dwight Company, Inc.	121	12,615	1.60%
ON Semiconductor Corporation	171	12,598	1.60%
Cardinal Health, Inc.	112	12,575	1.60%
Ulta Beauty, Inc.	24	12,533	1.59%
Waters Corporation	36	12,510	1.59%
Agilent Technologies, Inc.	86	12,499	1.59%
Restaurant Brands International, Inc.	157	12,455	1.58%
Cognizant Technology Solutions Corporation	170	12,451	1.58%
Steris Corporation	55	12,389	1.57%
Apple, Inc.	72	12,351	1.57%
Hershey Company (The)	63	12,198	1.55%
Darden Restaurants, Inc.	73	12,176	1.55%
		$787,353	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1008) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Cintas Corporation	18	$12,547	1.60%
Marvell Technology, Inc.	177	12,542	1.60%
Allstate Corporation (The)	72	12,449	1.59%
General Motors Company	271	12,274	1.57%
Extra Space Storage, Inc.	83	12,133	1.55%
Amgen, Inc.	42	12,076	1.54%
Rockwell Automation, Inc.	41	11,990	1.53%
Realty Income Corporation	221	11,964	1.53%
Ford Motor Company	899	11,939	1.53%
Blackstone, Inc.	91	11,925	1.52%
Caterpillar, Inc.	33	11,922	1.52%
Cummins, Inc.	40	11,901	1.52%
Motorola Solutions, Inc.	34	11,897	1.52%
International Flavors & Fragrances, Inc.	138	11,883	1.52%
AT&T, Inc.	674	11,860	1.52%
Mettler-Toledo International, Inc.	9	11,850	1.51%
J.B. Hunt Transport Services, Inc.	59	11,846	1.51%
Hubbell, Inc.	29	11,837	1.51%
PACCAR, Inc.	95	11,830	1.51%
CDW Corporation	46	11,827	1.51%
Westinghouse Air Brake Technologies Corporation	81	11,826	1.51%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Sherwin-Williams Company (The)	34	$11,811	1.51%
PepsiCo, Inc.	67	11,810	1.51%
Tractor Supply Company	45	11,809	1.51%
HCA Healthcare, Inc.	35	11,762	1.50%
Church & Dwight Company, Inc.	113	11,743	1.50%
Emerson Electric Company	104	11,742	1.50%
Constellation Brands, Inc.	43	11,738	1.50%
Prologis, Inc.	90	11,734	1.50%
Old Dominion Freight Line, Inc.	53	11,713	1.50%
Ecolab, Inc.	51	11,713	1.50%
CVS Health Corporation	147	11,711	1.50%
Eaton Corporation PLC	37	11,704	1.50%
Automatic Data Processing, Inc.	47	11,692	1.49%
General Mills, Inc.	167	11,687	1.49%
Canadian Imperial Bank of Commerce	230	11,687	1.49%
Moody's Corporation	30	11,681	1.49%
Progress Software Corporation	56	11,659	1.49%
Kroger Company (The)	204	11,658	1.49%
NetApp, Inc.	111	11,656	1.49%
West Company, Inc.	29	11,644	1.49%
Pfizer, Inc.	419	11,618	1.49%
W. W. Grainger, Inc.	11	11,610	1.48%
Iron Mountain, Inc.	145	11,603	1.48%
Sysco Corporation	143	11,598	1.48%
Cardinal Health, Inc.	104	11,598	1.48%
Dollar General Corporation	74	11,597	1.48%
LyondellBasell Industries N.V. - Class A	113	11,596	1.48%
General Dynamics Corporation	41	11,594	1.48%
Ulta Beauty, Inc.	22	11,573	1.48%
Home Depot, Inc. (The)	30	11,573	1.48%
Genuine Parts Company	75	11,569	1.48%
Align Technology, Inc.	35	11,554	1.48%
Fastenal Company	149	11,519	1.47%
McDonald's Corporation	41	11,495	1.47%
Waters Corporation	33	11,459	1.46%
Agilent Technologies, Inc.	79	11,439	1.46%
O'Reilly Automotive, Inc.	10	11,431	1.46%
Restaurant Brands International, Inc.	143	11,398	1.46%
Hershey Company (The)	59	11,390	1.46%
Cognizant Technology Solutions Corporation	154	11,310	1.45%
ON Semiconductor Corporation	153	11,287	1.44%
Steris Corporation	50	11,177	1.43%
United Parcel Service - Class B	75	11,138	1.42%
Apple, Inc.	65	11,130	1.42%
Darden Restaurants, Inc.	66	11,103	1.42%
Lululemon Athletica, Inc.	25	9,659	1.24%
		$782,690	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1009) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Western Digital Corporation	306	$20,909	2.64%
Allstate Corporation (The)	120	20,835	2.63%
Marvell Technology, Inc.	293	20,788	2.63%
General Motors Company	450	20,398	2.58%
Capital One Financial Corporation	136	20,309	2.57%
Extra Space Storage, Inc.	137	20,168	2.55%
International Flavors & Fragrances, Inc.	234	20,156	2.55%
Realty Income Corporation	372	20,129	2.55%
Ford Motor Company	1,512	20,074	2.54%
Amgen, Inc.	71	20,050	2.54%
AT&T, Inc.	1,138	20,031	2.53%
Align Technology, Inc.	61	19,934	2.52%
General Mills, Inc.	284	19,874	2.51%
Motorola Solutions, Inc.	56	19,855	2.51%
PepsiCo, Inc.	113	19,820	2.51%
HCA Healthcare, Inc.	59	19,808	2.50%
LyondellBasell Industries N.V. - Class A	193	19,729	2.49%
Cognizant Technology Solutions Corporation	269	19,721	2.49%
Ecolab, Inc.	85	19,707	2.49%
Constellation Brands, Inc.	73	19,705	2.49%
Progress Software Corporation	95	19,649	2.48%
Church & Dwight Company, Inc.	188	19,611	2.48%
CDW Corporation	77	19,604	2.48%
Pfizer, Inc.	706	19,593	2.48%
Prologis, Inc.	150	19,580	2.48%
Kroger Company (The)	343	19,568	2.47%
Canadian Imperial Bank of Commerce	386	19,561	2.47%
Apple, Inc.	114	19,542	2.47%
Sherwin-Williams Company (The)	56	19,536	2.47%
West Company, Inc.	49	19,521	2.47%
NetApp, Inc.	186	19,511	2.47%
Blackstone, Inc.	148	19,487	2.46%
Mettler-Toledo International, Inc.	15	19,423	2.46%
Cardinal Health, Inc.	174	19,421	2.46%
Sysco Corporation	239	19,420	2.46%
Moody's Corporation	49	19,402	2.45%
Steris Corporation	86	19,335	2.44%
Waters Corporation	55	19,074	2.41%
Agilent Technologies, Inc.	131	19,074	2.41%
Hershey Company (The)	98	19,059	2.41%
		$790,971	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1010) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Cintas Corporation	17	$11,952	1.52%
Western Digital Corporation	174	11,871	1.51%
Marvell Technology, Inc.	167	11,848	1.50%
Capital One Financial Corporation	79	11,732	1.49%
General Motors Company	258	11,714	1.49%
Target Corporation	66	11,689	1.48%
Allstate Corporation (The)	67	11,645	1.48%
Realty Income Corporation	214	11,554	1.47%
AT&T, Inc.	655	11,529	1.46%
Dollar General Corporation	74	11,518	1.46%
International Flavors & Fragrances, Inc.	134	11,512	1.46%
Amgen, Inc.	40	11,451	1.45%
Ford Motor Company	862	11,442	1.45%
Blackstone, Inc.	87	11,428	1.45%
Align Technology, Inc.	35	11,419	1.45%
Caterpillar, Inc.	31	11,381	1.45%
J.B. Hunt Transport Services, Inc.	57	11,378	1.44%
Cognizant Technology Solutions Corporation	155	11,338	1.44%
Motorola Solutions, Inc.	32	11,328	1.44%
PepsiCo, Inc.	65	11,316	1.44%
Rockwell Automation, Inc.	39	11,315	1.44%
CVS Health Corporation	142	11,304	1.44%
Williams-Sonoma, Inc.	36	11,297	1.43%
Cummins, Inc.	38	11,288	1.43%
Pfizer, Inc.	407	11,281	1.43%
Moody's Corporation	29	11,278	1.43%
Westinghouse Air Brake Technologies Corporation	77	11,270	1.43%
Constellation Brands, Inc.	41	11,269	1.43%
Sherwin-Williams Company (The)	32	11,268	1.43%
LyondellBasell Industries N.V. - Class A	110	11,266	1.43%
General Mills, Inc.	161	11,263	1.43%
Prologis, Inc.	86	11,261	1.43%
Canadian Imperial Bank of Commerce	222	11,247	1.43%
HCA Healthcare, Inc.	34	11,244	1.43%
Kroger Company (The)	197	11,237	1.43%
Iron Mountain, Inc.	140	11,228	1.43%
Emerson Electric Company	99	11,219	1.42%
Automatic Data Processing, Inc.	45	11,219	1.42%
Cardinal Health, Inc.	100	11,212	1.42%
Starbucks Corporation	123	11,206	1.42%
Ecolab, Inc.	49	11,202	1.42%
Progress Software Corporation	54	11,183	1.42%
Ulta Beauty, Inc.	21	11,177	1.42%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
General Dynamics Corporation	40	$11,175	1.42%
West Company, Inc.	28	11,173	1.42%
Mettler-Toledo International, Inc.	8	11,154	1.42%
Restaurant Brands International, Inc.	140	11,150	1.42%
NetApp, Inc.	106	11,148	1.42%
PACCAR, Inc.	90	11,135	1.41%
CDW Corporation	44	11,128	1.41%
McDonald's Corporation	39	11,096	1.41%
Church & Dwight Company, Inc.	106	11,092	1.41%
Costco Wholesale Corporation	15	11,090	1.41%
Apple, Inc.	65	11,071	1.41%
Tractor Supply Company	42	11,070	1.41%
Sysco Corporation	136	11,067	1.41%
Old Dominion Freight Line, Inc.	50	11,061	1.40%
Genuine Parts Company	71	11,055	1.40%
Hubbell, Inc.	27	11,046	1.40%
Waters Corporation	32	11,024	1.40%
W. W. Grainger, Inc.	11	11,017	1.40%
Fastenal Company	142	10,986	1.40%
Eaton Corporation PLC	35	10,986	1.39%
Agilent Technologies, Inc.	75	10,958	1.39%
ON Semiconductor Corporation	149	10,955	1.39%
Home Depot, Inc. (The)	28	10,933	1.39%
Hershey Company (The)	56	10,927	1.39%
Steris Corporation	49	10,920	1.39%
O'Reilly Automotive, Inc.	10	10,755	1.37%
United Parcel Service - Class B	71	10,579	1.34%
		$787,530	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1011) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
International Flavors & Fragrances, Inc.	1,893	$162,753	20.60%
Kroger Company (The)	2,774	158,465	20.06%
Hershey Company (The)	807	157,028	19.88%
Lululemon Athletica, Inc.	399	155,919	19.74%
Sysco Corporation	1,919	155,796	19.72%
		$789,961	100.00%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1012) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
International Flavors & Fragrances, Inc.	1,054	$90,640	11.51%
Discover Financial Services	684	89,725	11.39%
General Mills, Inc.	1,256	87,892	11.16%
Hershey Company (The)	450	87,463	11.10%
PepsiCo, Inc.	497	86,978	11.04%
Kroger Company (The)	1,522	86,971	11.04%
Constellation Brands, Inc.	319	86,632	11.00%
Sysco Corporation	1,061	86,142	10.93%
McCormick & Company, Inc.	1,111	85,300	10.83%
		$787,743	100.00%

The following table represents the individual positions and related values of underlying securities of Morgan Stanley Custom Basket (MSCM1013) Index total return swap with Morgan Stanley Bank as of March 31, 2024, termination date 7/31/24:

Reference Entity	Shares	Market Value	% of Total Index Value
Allstate Corporation (The)	128	$22,082	2.83%
Ulta Beauty, Inc.	42	22,073	2.83%
General Motors Company	486	22,047	2.82%
Ford Motor Company	1,660	22,043	2.82%
Canadian Imperial Bank of Commerce	433	21,959	2.81%
Dollar General Corporation	141	21,938	2.81%
Western Digital Corporation	320	21,870	2.80%
Moody's Corporation	56	21,833	2.79%
HCA Healthcare, Inc.	65	21,798	2.79%
Tractor Supply Company	83	21,784	2.79%
Motorola Solutions, Inc.	61	21,774	2.79%
CVS Health Corporation	273	21,768	2.79%
West Company, Inc.	55	21,766	2.79%
Blackstone, Inc.	166	21,757	2.79%
Progress Software Corporation	105	21,748	2.78%
AT&T, Inc.	1,235	21,740	2.78%
Sherwin-Williams Company (The)	62	21,705	2.78%
Darden Restaurants, Inc.	130	21,701	2.78%
Align Technology, Inc.	66	21,679	2.78%
Pfizer, Inc.	780	21,654	2.77%
Starbucks Corporation	237	21,652	2.77%
Genuine Parts Company	140	21,642	2.77%
NetApp, Inc.	206	21,626	2.77%
Waters Corporation	63	21,618	2.77%

CRM LONG/SHORT OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2024 (Unaudited)

Reference Entity	Shares	Market Value	% of Total Index Value
Steris Corporation	96	$21,611	2.77%
Mettler-Toledo International, Inc.	16	21,604	2.77%
Cognizant Technology Solutions Corporation	294	21,581	2.76%
Cardinal Health, Inc.	193	21,554	2.76%
O'Reilly Automotive, Inc.	19	21,551	2.76%
LyondellBasell Industries N.V. - Class A	211	21,537	2.76%
Amgen, Inc.	76	21,528	2.76%
CDW Corporation	84	21,502	2.75%
Apple, Inc.	125	21,449	2.75%
Agilent Technologies, Inc.	147	21,369	2.74%
Marvell Technology, Inc.	300	21,249	2.72%
ON Semiconductor Corporation	287	21,087	2.70%
		$780,879	100.00%